CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
REVENUES
Manufacturing Fees	$ 891,838	$ 400,494	$ 2,356,619	$ 1,246,210	$ 2,214,271	$ 1,120,050
Royalties & Profit Splits	743,125	156,454	1,147,958	439,117	806,365	648,211
Lab Fee Revenues	58,283	110,734	69,255	195,427	382,889	655,857
Total Revenues	1,693,246	667,682	3,573,832	1,880,754	3,403,526	2,424,118
COSTS OF REVENUES	994,582	266,792	2,190,229	1,200,787	2,315,154	1,013,674
Gross Profit	698,664	400,890	1,383,603	679,967	1,088,372	1,410,444
OPERATING EXPENSES
Research and Development	1,290,858	238,268	2,715,126	663,625	975,250	1,735,689
General and Administrative	494,469	380,976	1,143,487	1,147,112	1,513,468	1,410,192
Non-cash compensation through issuance of stock options	23,662	15,133	52,085	36,379	45,866	24,453
Depreciation and Amortization	126,827	40,723	372,227	108,094	116,921	206,248
Total Operating Expenses	1,935,816	675,100	4,282,925	1,955,210	2,651,505	3,376,582
(LOSS) FROM OPERATIONS	(1,237,152)	(274,210)	(2,899,322)	(1,275,243)	(1,563,133)	(1,966,138)
OTHER INCOME / (EXPENSES)
Interest expense, net	(359,130)	(63,924)	(689,852)	(183,709)	(253,745)	(229,592)
Change in fair value of warrant derivatives	656,844	5,765,992	(2,576,278)	2,770,912	4,089,491	(1,444,075)
Change in fair value of preferred share derivatives	4,228	3,963,126	(3,462,104)	(867,741)	(561,684)	(11,227,957)
Change in fair value of convertible note derivative	(127,273)	0	(127,273)	0
Interest expense attributable to preferred share derivatives	632	(27,818)	(40,428)	(111,719)	(139,219)	(424,465)
Discount in Series E issuance attributable to beneficial conversion features	0	0	0	(437,500)	(437,500)	(250,000)
Other Income	0	0	19,831	0
Total Other Income / (Expense)	175,301	9,637,376	(6,876,104)	1,170,243	2,697,343	(13,576,088)
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	(1,061,851)	9,363,166	(9,775,426)	(105,000)	1,134,210	(15,542,226)
CREDIT FOR INCOME TAXES	0	0	(2,269)	(4,023)	353,718	483,952
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ (1,061,851)	$ 9,363,166	$ (9,777,695)	$ (109,023)	$ 1,487,928	$ (15,058,274)
NET INCOME (LOSS) PER SHARE
Basic (in dollars per share)	$ 0.00	$ 0.03	$ (0.02)	$ 0.00	$ 0.00	$ (0.06)
Diluted (in dollars per share)	$ 0.00	$ 0.00	$ (0.02)	$ 0.00	$ 0.00	$ (0.06)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic (in shares)	508,638,816	350,220,224	439,720,987	345,384,514	349,075,642	259,163,279
Diluted (in shares)	508,638,816	486,207,413	439,720,987	345,384,514	526,880,118	259,163,279